UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06621

Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.9% (100.0% of Total Investments)

	MUNICIPAL BONDS – 146.9% (100.0% of Total Investments)

	Alabama – 2.7% (1.8% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 7,089,223
	2006C-2, 5.000%, 11/15/39 (UB)
12,000	Birmingham Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series	1/17 at 100.00	AA+	12,187,680
	2007A, 4.500%, 1/01/43 – BHAC Insured (UB)
8,500	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	11,686,140
27,495	Total Alabama			30,963,043
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	B3	987,020
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.5% (1.0% of Total Investments)
5,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	7,275,450
	Series 2005B, 5.500%, 7/01/40 – FGIC Insured
7,550	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	9,721,607
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
12,550	Total Arizona			16,997,057
	California – 16.0% (10.9% of Total Investments)
3,765	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	4,518,489
	2013S-4, 5.250%, 4/01/53
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/24 at 100.00	AA	11,881,000
	2014F-1, 5.000%, 4/01/54
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,852,259
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	5,022,167
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	6,304,306
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and	11/21 at 100.00	AA	4,004,591
	Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s	8/22 at 100.00	AA	11,793,400
	Hospital, Series 2012A, 5.000%, 8/15/51
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,914,268
	Series 2009B, 5.500%, 10/01/39
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,534,225
	5.000%, 11/15/42 (UB)
5,355	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	7,532,075
	Bond Trust 2015-XF0078, 12.782%, 5/15/40 (IF)
	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,540	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,882,011
1,460	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	1,656,589
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	AA–	23,268,398
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	10/16 at 100.00	CCC	1,000,010
	Health System, Series 2005A, 5.250%, 7/01/39 (4)
1,665	Contra Costa Community College District, Contra Costa County, California, General Obligation	8/23 at 100.00	Aa1	2,008,123
	Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/16 at 100.00	A	2,509,200
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,840	5.750%, 1/15/46	1/24 at 100.00	BBB–	2,207,282
3,840	6.000%, 1/15/49	1/24 at 100.00	BBB–	4,662,182
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	28,686,598
	1995A, 0.000%, 1/01/21 (ETM) (5)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	3/17 at 100.00	A	1,390,360
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
5,910	4.500%, 6/01/27	6/17 at 100.00	B	6,015,848
1,345	5.000%, 6/01/33	6/17 at 100.00	B–	1,355,531
1,000	5.750%, 6/01/47	6/17 at 100.00	B–	1,020,330
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%,	7/21 at 100.00	Aaa	4,845,957
	7/15/40 (Pre-refunded 7/15/21)
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/21 at 100.00	AA+	11,589,600
	2011A, 5.000%, 7/01/41
3,775	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	3,321,774
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (6)
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/17 at 100.00	N/R	1,451,396
435	5.100%, 9/01/30	9/17 at 100.00	N/R	444,496
370	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	441,554
	2013A, 5.750%, 6/01/44
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
4,020	5.000%, 1/15/44	1/25 at 100.00	BBB–	4,695,320
12,415	5.000%, 1/15/50	1/25 at 100.00	BBB–	14,419,278
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	10/16 at 100.00	AA–	6,023,760
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
171,030	Total California			185,252,377
	Colorado – 5.1% (3.5% of Total Investments)
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BBB	1,476,225
	Series 2013A, 5.375%, 12/01/33
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BB+	124,203
	Series 2014, 5.000%, 12/01/43
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
450	5.250%, 6/01/23	10/16 at 100.00	BBB+	451,598
175	5.000%, 6/01/29	10/16 at 100.00	BBB+	175,508
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	13,296,147
4,840	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,684,386
	5.000%, 11/15/43
6,925	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	6,991,965
	Senior Lien Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured
11,030	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	12,912,711
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	723,587
	5.375%, 6/01/31
400	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	BBB+	464,200
	Activity Bonds, Series 2010, 6.000%, 1/15/41
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46	6/24 at 100.00	AA+	17,373,610
51,455	Total Colorado			59,674,140
	Delaware – 1.0% (0.7% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc.,	10/20 at 100.00	AA+	1,136,670
	Series 2010A, 5.000%, 10/01/40 – NPFG Insured
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	AA–	10,708,133
10,070	Total Delaware			11,844,803
	District of Columbia – 1.0% (0.7% of Total Investments)
23,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	N/R	3,099,480
	Series 2006A, 0.000%, 6/15/46
5,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A	5,033,400
	AMBAC Insured (6)
4,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	4,026,640
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
32,000	Total District of Columbia			12,159,520
	Florida – 13.6% (9.2% of Total Investments)
255	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AA+ (7)	259,230
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
480	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	8/16 at 100.00	Aaa	481,474
	Emerald Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%,	10/18 at 100.00	AA+ (7)	2,199,480
	10/01/34 (Pre-refunded 10/01/18)
	Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2006:
35	5.000%, 10/01/36 (Pre-refunded 10/01/16) – AMBAC Insured	10/16 at 100.00	AA (7)	35,266
615	5.000%, 10/01/36 (Pre-refunded 10/01/16) – AMBAC Insured	10/16 at 100.00	AA (7)	619,668
3,010	Cocoa, Florida, Water and Sewerage System Revenue Bonds, Refunding Series 2003, 5.500%,	No Opt. Call	AA	3,570,041
	10/01/23 – AMBAC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	AA–	807,685
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	AA–	1,193,072
110	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – NPFG Insured	No Opt. Call	AA–	110,408
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA	15,039,246
	7/01/30 – NPFG Insured (UB)
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series	1/19 at 100.00	AAA	1,651,185
	2009A, 5.000%, 1/15/29
1,720	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/18 at 100.00	AA (7)	1,871,498
	5.500%, 6/01/38 (Pre-refunded 6/01/18) – AGM Insured
3,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA–	3,585,855
	NPFG Insured
8,430	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	9,952,627
	Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami,	4/25 at 100.00	A–	8,803,116
	Series 2015A, 5.000%, 4/01/45
1,970	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	A1 (7)	1,993,128
	11/01/31 (Pre-refunded 11/01/16) – AMBAC Insured
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A	5,633,800
	5.500%, 10/01/41
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	AA (7)	4,387,200
	2009-B1, 5.625%, 7/01/38 (Pre-refunded 7/01/18)
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	12,154,958
	7/01/35 – AGM Insured
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	141,634
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA– (7)	3,136,260
	8/01/27 (Pre-refunded 8/01/17) – NPFG Insured
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project,	10/19 at 100.00	AAA	4,519,080
	Series 2009, 5.250%, 10/01/33
	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A:
6,125	5.000%, 10/01/36 (Pre-refunded 10/01/16)	10/16 at 100.00	Aaa	6,173,449
10,375	5.000%, 10/01/36 (Pre-refunded 10/01/16)	10/16 at 100.00	AAA	10,456,340
10,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/31	10/16 at 100.00	AAA	10,079,100
	(Pre-refunded 10/01/16) (UB)
1,795	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	1,864,377
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,635	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	AA	1,704,815
	5.000%, 5/01/30 – RAAI Insured
3,225	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement	No Opt. Call	Aa2 (7)	3,497,771
	Series 1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
20,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%,	10/16 at 100.00	AA (7)	20,158,198
	10/01/36 (Pre-refunded 10/01/16) – AMBAC Insured
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	2,542,128
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+ (7)	5,474,050
	5.000%, 10/01/34 (Pre-refunded 10/01/18)
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,140	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	1,241,585
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	3,405,971
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University	6/25 at 100.00	A–	8,717,422
	Inc. Project, Series 2015, 5.000%, 6/01/45
147,980	Total Florida			157,461,117
	Georgia – 2.9% (2.0% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	AA–	8,440,374
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA–	15,631,870
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
7,905	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A+	9,271,854
	5.000%, 7/01/60
27,725	Total Georgia			33,344,098
	Guam – 0.2% (0.2% of Total Investments)
2,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	2,374,065
	Series 2013, 5.500%, 7/01/43
395	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	483,575
	(Alternative Minimum Tax)
2,425	Total Guam			2,857,640
	Hawaii – 0.4% (0.3% of Total Investments)
150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	173,271
	University, Series 2013A, 6.875%, 7/01/43
4,225	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health	7/25 at 100.00	AA–	4,654,302
	Systems, Series 2015A, 4.000%, 7/01/40
4,375	Total Hawaii			4,827,573
	Idaho – 0.3% (0.2% of Total Investments)
2,810	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood	10/16 at 100.00	A1	2,847,682
	Terrace Project, Series 2002A-1, 7.250%, 3/20/37
1,000	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+ (7)	1,004,210
	Hospital, Series 2006, 5.250%, 9/01/30 (Pre-refunded 9/01/16)
3,810	Total Idaho			3,851,892
	Illinois – 21.2% (14.5% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B+	4,241,280
	2016A, 7.000%, 12/01/44
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	4,396,450
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	6,431,532
	5.250%, 12/01/40
2,575	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/25 at 100.00	A	2,968,151
	Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	AA–	16,668,344
	FGIC Insured
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AA	5,321,600
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aa2 (7)	4,484,460
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured (ETM)
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	A3	2,287,295
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	N/R (7)	3,456,012
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)
3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA–	3,988,040
3,215	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	3,692,492
	Series 2002, 5.500%, 11/01/36
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
7,750	5.000%, 9/01/39	9/24 at 100.00	BBB	8,882,663
1,000	5.000%, 9/01/42	9/24 at 100.00	BBB	1,146,150
10,000	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016,	6/26 at 100.00	A3	11,734,500
	5.000%, 12/01/46
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option	8/22 at 100.00	AA+	1,737,384
	Bond Trust 2015-XF0076, 16.697%, 8/15/43 (IF)
8,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	10,094,622
	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
1,000	5.000%, 2/15/41 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	1,141,690
15,500	4.000%, 2/15/41 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	15,572,695
4,485	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB	5,386,754
3,230	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	3,736,981
	Refunding Series 2015C, 5.000%, 8/15/44
4,480	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA	5,400,237
	AGM Insured
6,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA+	6,800,400
3,540	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	3,563,116
	University Center Project, Series 2006B, 5.000%, 5/01/25
2,010	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	2,124,711
	Series 1993C, 6.000%, 4/01/18
5,000	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB+	5,405,550
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	AA	11,039,800
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	BBB+	2,082,000
495	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB+	552,158
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	AA–	9,465,920
6,500	5.000%, 1/01/39	1/24 at 100.00	AA–	7,691,060
4,315	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	5,195,433
	5.000%, 1/01/40
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	1,830,574
	2015-XF0051, 16.421%, 1/01/21 (IF)
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	AA–	13,457,353
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	3,060,910
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,550,427
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	4,732,987
	General Obligation Bonds, Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25 (8)	10/16 at 100.00	D	260,741
1,750	5.250%, 1/01/30 (8)	10/16 at 100.00	D	533,680
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	A3	15,687,519
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aa2	2,671,264
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
15,585	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB	16,846,450
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
8,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AA–	8,968,400
	Project, Series 2002A, 0.000%, 6/15/26 – NPFG Insured (6)
235,945	Total Illinois			246,289,785
	Indiana – 3.7% (2.5% of Total Investments)
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project,	10/24 at 100.00	A2	6,972,300
	Series 2014, 5.000%, 10/01/44
3,880	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health	11/19 at 100.00	AA	4,366,901
	Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,823,475
	5.000%, 12/01/37
1,925	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	2,273,406
	2012A, 5.000%, 10/01/37
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/24 at 100.00	AA	15,750,562
	2014A, 5.000%, 10/01/44
3,200	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A,	7/26 at 100.00	A+	3,877,152
	5.000%, 1/01/42
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	4,596,958
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,595	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	2,002,267
	7.000%, 1/01/44 (Alternative Minimum Tax)
36,615	Total Indiana			42,663,021
	Iowa – 1.1% (0.7% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
925	5.000%, 12/01/19	No Opt. Call	B+	962,167
1,210	5.250%, 12/01/25	12/23 at 100.00	B+	1,309,305
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,625	5.375%, 6/01/38	10/16 at 100.00	B+	1,625,114
8,365	5.500%, 6/01/42	10/16 at 100.00	B+	8,365,502
90	5.625%, 6/01/46	10/16 at 100.00	B+	90,237
12,215	Total Iowa			12,352,325
	Kansas – 0.0% (0.0% of Total Investments)
50	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	50,479
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
	Kentucky – 1.8% (1.2% of Total Investments)
4,300	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	4,982,969
	Medical Health System, Series 2010A, 6.500%, 3/01/45
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,204,140
	System Obligated Group, Series 2011, 5.000%, 8/15/42
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown
	Crossing Project, Convertible Capital Appreciation Series 2013C:
2,425	0.000%, 7/01/43 (6)	7/31 at 100.00	Baa3	2,165,646
4,180	0.000%, 7/01/46 (6)	7/31 at 100.00	Baa3	3,744,904
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown
	Crossing Project, Series 2013A:
1,505	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,796,157
210	6.000%, 7/01/53	7/23 at 100.00	Baa3	254,507
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	5,364,596
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31
19,250	Total Kentucky			20,512,919
	Louisiana – 3.4% (2.3% of Total Investments)
3,520	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	3,977,741
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Refunding Series 2016:
2,000	4.000%, 5/15/41	5/26 at 100.00	A–	2,181,880
2,000	5.000%, 5/15/47	5/26 at 100.00	A–	2,387,800
1,960	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A–	2,023,543
	Series 2007A, 5.500%, 5/15/47
745	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (7)	774,703
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	A– (7)	7,328,145
	Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)
6,720	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	7,804,810
	5.000%, 7/01/36
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/45	5/20 at 100.00	AA	3,395,310
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	7,410,714
1,355	Shreveport, Lousiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A3	1,615,621
33,330	Total Louisiana			38,900,267
	Maryland – 0.3% (0.2% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	1,870,819
	9/01/26 – SYNCORA GTY Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	1,190,770
	Center, Series 2011, 6.250%, 7/01/31
2,865	Total Maryland			3,061,589
	Massachusetts – 2.6% (1.7% of Total Investments)
8,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	9,119,256
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/37
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	No Opt. Call	BBB	1,083,738
	Green Bonds, Series 2015D, 5.000%, 7/01/44
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A+	3,222,315
	5.000%, 11/01/43
1,800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	7/20 at 100.00	BBB–	2,027,682
	Eye and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	1,024,857
	5.125%, 7/01/41
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+ (7)	3,872,228
	8/01/46 (Pre-refunded 2/01/17) – AGM Insured
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	9,390,325
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
26,300	Total Massachusetts			29,740,401
	Michigan – 5.3% (3.6% of Total Investments)
3,055	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	3,505,674
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
7,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	7,692,090
	5.250%, 11/01/35
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	7,103,501
7,955	0.000%, 12/01/22	No Opt. Call	AAA	7,223,458
8,260	0.000%, 12/01/23	No Opt. Call	AAA	7,340,745
8,575	0.000%, 12/01/24	No Opt. Call	AAA	7,457,849
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	10/16 at 100.00	BB	1,203,588
	6.000%, 7/01/35
9,965	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	11,630,849
	5.000%, 12/01/39
35	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (7)	42,460
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
6,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	7,248,084
	Refunding Series 2009, 5.750%, 11/15/39
1,225	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,243,044
	2006A, 5.000%, 12/01/31
275	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (7)	279,208
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
61,550	Total Michigan			61,970,550
	Minnesota – 0.4% (0.3% of Total Investments)
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2015A:
265	5.250%, 11/15/35	11/20 at 100.00	BBB–	297,417
1,500	5.000%, 11/15/40	11/25 at 100.00	BBB–	1,782,540
2,085	5.000%, 11/15/44	11/25 at 100.00	BBB–	2,472,080
3,850	Total Minnesota			4,552,037
	Missouri – 0.6% (0.4% of Total Investments)
550	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	No Opt. Call	A	600,298
	Project, Series 2005A, 6.000%, 6/01/20
5,820	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	6,661,339
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
6,370	Total Missouri			7,261,637
	Nebraska – 2.0% (1.4% of Total Investments)
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,792,800
5,130	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA (7)	5,247,323
	2/01/43 (Pre-refunded 2/01/17)
10,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012A,	2/22 at 100.00	AA	11,715,900
	5.000%, 2/01/42
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+ (7)	1,652,553
	City 2, Tender Option Bond Trust 2016-XF2219, 19.267%, 8/01/40 – BHAC Insured
	(Pre-refunded 2/01/17) (IF)
20,180	Total Nebraska			23,408,576
	Nevada – 6.9% (4.7% of Total Investments)
12,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	13,895,280
	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	Aa1	3,927,440
3,695	5.000%, 6/01/28	6/19 at 100.00	Aa1	4,122,696
3,880	5.000%, 6/01/29	6/19 at 100.00	Aa1	4,310,602
	Clark County, Nevada, General Obligation Bonds, Transportation, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	Aa1	5,597,939
4,160	5.000%, 7/01/26	1/20 at 100.00	Aa1	4,733,498
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond Trust
	2015-XF0233:
1,000	16.655%, 6/01/39 (IF)	12/24 at 100.00	Aa1	1,855,720
1,250	16.753%, 6/01/39 (IF)	12/24 at 100.00	Aa1	2,319,650
1,250	16.753%, 6/01/39 (IF)	12/24 at 100.00	Aa1	2,319,650
2,500	16.753%, 6/01/39 (IF)	12/24 at 100.00	Aa1	4,639,300
3,995	16.743%, 6/01/39 (IF)	12/24 at 100.00	Aa1	7,411,444
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	6/21 at 100.00	Aa1	11,598,800
	2011C, 5.000%, 6/01/38
3,150	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	Aa1	3,702,416
	5.000%, 6/01/42
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	9,900,251
	Refunding Series 2011, 5.000%, 7/01/32
63,855	Total Nevada			80,334,686
	New Jersey – 3.9% (2.6% of Total Investments)
515	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	597,349
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	555,729
	University Hospital, Series 2007, 5.750%, 7/01/37
16,495	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	8,085,849
	Appreciation Series 2010A, 0.000%, 12/15/33
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	3,844,186
	2006A, 5.250%, 12/15/20
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A–	5,779,750
	5.000%, 12/15/23
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A+	5,468,550
985	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 15.565%,	7/22 at 100.00	A+	1,654,879
	1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
12,755	5.000%, 6/01/29	6/17 at 100.00	B	12,893,009
6,125	4.750%, 6/01/34	6/17 at 100.00	B–	6,009,054
50,820	Total New Jersey			44,888,355
	New York – 9.2% (6.3% of Total Investments)
6,235	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	7,305,861
	2015A, 5.000%, 7/01/50
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/23 at 100.00	AA–	4,774,920
	2013A, 5.000%, 7/01/43
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,485,077
	2011A, 5.750%, 2/15/47
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	5,099,050
	2/15/47 – NPFG Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA– (7)	5,020,450
	5.000%, 9/01/35 (Pre-refunded 9/01/16) – NPFG Insured
15,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	17,760,316
	5.000%, 9/01/42
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/23 at 100.00	AA–	1,175,350
	Rochester Project, Series 2013A, 5.000%, 7/01/43
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	2,486,085
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	8,636,765
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	10/16 at 100.00	AA	10,042
5,785	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,656,279
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,460	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/31 at 100.00	BB	1,602,613
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/31 (Mandatory put 8/01/21) (Alternative Minimum Tax)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport
	Terminal B Redevelopment Project, Series 2016A:
5,570	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	6,405,277
2,265	4.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	2,377,910
5,205	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	5,979,972
3,470	5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	BBB	4,032,730
1,440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,685,232
	Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	4,772,722
	Ninth Series 2013, 5.000%, 12/01/38
1,060	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	Baa1	1,249,358
	LLC Project, Eighth Series 2010, 6.000%, 12/01/42
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	13,129,622
	Bonds, Tender Option Bond Trust 2016-XL0003, 6.884%, 11/15/21 (IF) (5)
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
5,180	0.000%, 11/15/31	No Opt. Call	A+	3,481,012
700	0.000%, 11/15/32	No Opt. Call	A+	456,078
93,780	Total New York			106,582,721
	North Carolina – 0.3% (0.2% of Total Investments)
1,775	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,011,679
	Bonds, Tender Option Bond Trust 2016-XG0005, 14.344%, 1/15/47 (IF) (5)
1,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,151,420
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
2,775	Total North Carolina			3,163,099
	Ohio – 8.2% (5.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,545	5.125%, 6/01/24	6/17 at 100.00	B–	3,501,361
900	5.875%, 6/01/30	6/17 at 100.00	B–	900,090
12,590	5.750%, 6/01/34	6/17 at 100.00	B–	12,533,345
1,385	5.875%, 6/01/47	6/17 at 100.00	B–	1,384,280
11,335	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School	6/23 at 100.00	AA	13,376,660
	Improvement Series 2014, 5.000%, 12/01/51
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	7,248,591
	5.000%, 11/15/41
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Nretwork Series 2009,	4/19 at 100.00	A+	11,072,900
	5.500%, 4/01/39
14,850	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Series	1/23 at 100.00	AA	17,434,197
	2013A, 5.000%, 1/01/38 (UB) (5)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 2016-XG0052:
875	16.211%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,484,070
1,050	16.211%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,780,884
10,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding &	11/24 at 100.00	AA+	12,081,500
	Improvement Series 2014, 5.000%, 11/15/49
7,140	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	8,282,686
	2013A-1, 5.000%, 2/15/48
3,590	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	3,618,720
	Convertible Series 2013A-3, 0.000%, 2/15/36 (6)
83,605	Total Ohio			94,699,284
	Oklahoma – 2.3% (1.6% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB	751,950
	5.375%, 9/01/36
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,600	5.000%, 2/15/37	2/17 at 100.00	AA	2,655,744
990	5.000%, 2/15/42	2/17 at 100.00	AA	1,011,008
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
140	5.000%, 2/15/37 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (7)	143,417
30	5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (7)	30,732
9,435	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	9,576,148
	1/01/47 – FGIC Insured
	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A:
3,150	5.625%, 6/01/38 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,653,465
3,000	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,471,450
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,547,305
	System, Series 2006, 5.000%, 12/15/36 (UB) (5)
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	101,878
	System, Tender Option Bond Trust 2016-XF0390, 8.161%, 12/15/36 (IF) (5)
25,654	Total Oklahoma			26,943,097
	Oregon – 0.9% (0.6% of Total Investments)
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series	11/23 at 100.00	AAA	10,873,892
	2013A, 5.000%, 11/15/38
	Pennsylvania – 3.5% (2.4% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	504,225
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A1	1,378,818
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,
	Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	2,839,514
5,180	0.000%, 12/01/32	No Opt. Call	A	3,171,662
4,935	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	5,825,323
	Series 2013A, 5.125%, 12/01/47
50	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	AA–	50,721
	FGIC Insured
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	299,254
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/22 at 100.00	Ba1	1,706,579
	Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1,
	4.000%, 11/01/32
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,922,423
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	18,970,798
	0.000%, 12/01/38 (6)
39,010	Total Pennsylvania			40,669,317
	Rhode Island – 1.0% (0.6% of Total Investments)
105,820	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 12.63	CCC+	11,105,809
	Series 2007A, 0.000%, 6/01/52
	South Carolina – 2.0% (1.3% of Total Investments)
3,315	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,929,800
	5.125%, 12/01/43
10,330	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	12,455,294
	5.500%, 12/01/54
5,210	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E,	12/25 at 100.00	AA–	6,309,571
	5.250%, 12/01/55
18,855	Total South Carolina			22,694,665
	South Dakota – 0.3% (0.2% of Total Investments)
1,510	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	1,777,013
	Series 2014B, 5.000%, 11/01/44
1,805	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	2,145,351
	Series 2015, 5.000%, 11/01/45
3,315	Total South Dakota			3,922,364
	Tennessee – 0.4% (0.3% of Total Investments)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
3,640	5.000%, 7/01/40	7/26 at 100.00	A3	4,401,379
390	5.000%, 7/01/46	7/26 at 100.00	A3	469,307
4,030	Total Tennessee			4,870,686
	Texas – 13.7% (9.3% of Total Investments)
3,460	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/44 (Alternative	11/24 at 100.00	A1	4,003,151
	Minimum Tax)
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	AA–	17,628,028
5,835	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	2/17 at 100.00	AAA	5,935,712
	2006F, 4.250%, 8/15/36
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	10/16 at 100.00	C	86,666
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (9)
1,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	1,037,890
965	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A,	1/23 at 100.00	BBB+	1,095,043
	5.000%, 1/01/43
5,240	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%,	1/21 at 100.00	BBB+ (7)	6,459,086
	1/01/46 (Pre-refunded 1/01/21)
3,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	3,847,578
	5.000%, 1/01/45
4,650	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	5,399,394
	5.125%, 11/01/43 (Alternative Minimum Tax)
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	7,320,671
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
11,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	12,502,820
	11/01/42 (Alternative Minimum Tax)
3,875	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option	1/23 at 100.00	AA+	6,516,006
	Bond Trust 2015-XF0228, 16.659%, 4/01/53 (IF)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
580	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	218,747
1,160	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	415,814
1,135	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	385,537
3,390	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	1,098,970
5,060	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	1,554,128
435	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E	7/24 at 100.00	BB–	493,634
	Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	7,049,820
	5.000%, 11/15/40
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	8,333,126
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	3,424,860
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital
	Appreciation Series 2011C:
1,880	0.000%, 9/01/43 (6)	9/31 at 100.00	AA+	2,054,558
7,990	0.000%, 9/01/45 (6)	9/31 at 100.00	AA+	9,382,417
3,380	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (7)	3,627,382
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
2,140	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	2,560,168
	5.000%, 1/01/35
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	10/16 at 100.00	C	16,960
	2001C, 5.200%, 5/01/28 (9)
3,170	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	3,634,659
	Series 2010, 5.000%, 10/01/41
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds,	8/23 at 100.00	AA–	4,684,440
	Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43
7,100	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	7,251,443
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,261,161
	2012, 5.000%, 12/15/30
1,465	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	1,832,539
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43
	(Alternative Minimum Tax)
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 12.919%, 4/01/28 (Pre-refunded	4/17 at 100.00	Aaa	5,368,711
	4/01/17) (IF)
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,825,200
	Refunding Series 2012A, 5.000%, 8/15/41
3,080	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	3,655,190
	Refunding Series 2015B, 5.000%, 8/15/37
10,830	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	12,637,202
	Refunding Series 2015C, 5.000%, 8/15/42
152,840	Total Texas			158,598,711
	Utah – 0.6% (0.4% of Total Investments)
6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,974,455
	Virginia – 0.6% (0.4% of Total Investments)
4,535	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	5,089,676
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
1,250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,382,125
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
5,785	Total Virginia			6,471,801
	Washington – 4.6% (3.2% of Total Investments)
10,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	11,554,600
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+ (7)	2,782,650
	(Pre-refunded 1/01/19)
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014,	12/23 at 100.00	AA	1,365,300
	5.000%, 12/01/44
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A+	14,175,741
	Series 2013A, 5.000%, 12/01/38
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,880,239
	Center, Series 2011A, 5.625%, 1/01/35
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (7)	5,290,759
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
1,885	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	2,241,906
	Refunding Series 2012B, 5.000%, 10/01/30
4,940	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	5,768,240
	Series 2012A, 5.000%, 10/01/42
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (7)	5,764,400
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (7)	1,067,870
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
46,915	Total Washington			53,891,705
	Wisconsin – 1.1% (0.8% of Total Investments)
470	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	528,863
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
1,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A2	1,401,386
	Inc., Series 2010A, 5.625%, 4/15/39
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A2	7,903,580
	Inc., Series 2012A, 5.000%, 7/15/25
2,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	3,345,858
	Series 2012B, 5.000%, 2/15/40
11,440	Total Wisconsin			13,179,687
	Wyoming – 0.2% (0.1% of Total Investments)
2,250	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series	10/16 at 100.00	BBB	2,258,796
	2005, 5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,676,409	Total Municipal Bonds (cost $1,508,147,654)			1,703,106,996

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 23	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/19	N/R	$ 6,776
6	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/55	N/R	1,802
$ 29	Total Corporate Bonds (cost $2,562)				8,578
	Total Long-Term Investments (cost $1,508,150,216)				1,703,115,574
	Floating Rate Obligations – (5.6)%				(65,029,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference (42.2)% (12)				(489,500,000)
	Other Assets Less Liabilities – 0.9% (13)				11,118,253
	Net Assets Applicable to Common Shares – 100%				$ 1,159,704,827

Investments in Derivatives as of July 31, 2016:

Interest Rate Swaps
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (14)	Date	(Depreciation)
JP Morgan Chase Bank, N.A.	$50,900,000	Receive	Weekly USD-SIFMA	1.544%	Quarterly	4/13/17	4/13/27	$(2,166,051)

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,703,106,996	$ —	$1,703,106,996
Corporate Bonds	—	—	8,578	8,578
Investments in Derivatives:
Interest Rate Swaps*	—	(2,166,051)	—	(2,166,051)
Total	$ —	$1,700,940,945	$8,578	$1,700,949,523
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $1,441,950,508.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$204,667,235
Depreciation	(8,524,273)
Net unrealized appreciation (depreciation) of investments	$196,142,962

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in derivatives and/or inverse floating rate transactions.
(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(8)	On May 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.250% to 2.100%.
(9)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(12)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 28.7%.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives (“OTC”) as presented on the Statement of Assets and Liabilities. The unrealized appreciation
(depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(14)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
USD-SIFMA	United States Dollar-Securities-Industry and Financial Market Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016